SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE T. SEGMENT INFORMATION

The company’s major operations consist of five business segments: Cognitive Solutions, Global Business Services, Technology Services & Cloud Platforms, Systems and Global Financing. The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (the chief executive officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems that are used by Technology Services & Cloud Platforms in outsourcing engagements are primarily sourced internally from the Systems segment and software is sourced from various segments. Software used by Technology Services & Cloud Platforms on external engagements is sourced internally through Cognitive Solutions and the Systems segments. For providing IT services that are used internally, Technology Services & Cloud Platforms and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. They enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment and software used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on pre-tax income from continuing operations. These results are used, in part, by the chief operating decision maker, both in evaluating the performance of, and in allocating resources to, each of the segments.

Management System Segment View

($ in millions)

			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2017
External revenue	$18,453	$16,348	$34,277	$8,194	$1,696	$78,968
Internal revenue	2,647	363	657	750	1,471	5,889

Total revenue	$21,100	$16,711	$34,934	$8,945	$3,168	$84,857

Pre-tax income from continuing operations	$6,817	$1,401	$4,344	$1,135	$1,279	$14,977

Revenue year-to-year change	1.4%	(2.3)%	(3.1)%	5.7%	(9.3)%	(1.3)%
Pre-tax income year-to-year change	7.3%	(19.1)%	(7.7)%	21.6%	(22.7)%	(2.6)%
Pre-tax income margin	32.3%	8.4%	12.4%	12.7%	40.4%	17.6%

2016
External revenue	$18,187	$16,700	$35,337	$7,714	$1,692	$79,630
Internal revenue	2,630	409	715	750	1,802	6,307

Total revenue	$20,817	$17,109	$36,052	$8,464	$3,494	$85,936

Pre-tax income from continuing operations	$6,352	$1,732	$4,707	$933	$1,656	$15,380

Revenue year-to-year change	3.8%	(3.1)%	0.6%	(18.0)%	(22.0)%	(2.7)%
Pre-tax income year-to-year change	(12.3)%	(33.4)%	(17.0)%	(45.8)%	(29.9)%	(21.5)%
Pre-tax income margin	30.5%	10.1%	13.1%	11.0%	47.4%	17.9%

2015
External revenue	$17,841	$17,166	$35,142	$9,547	$1,840	$81,535
Internal revenue	2,215	499	698	778	2,637	6,826

Total revenue	$20,055	$17,664	$35,840	$10,325	$4,477	$88,361

Pre-tax income from continuing operations	$7,245	$2,602	$5,669	$1,722	$2,364	$19,602

Revenue year-to-year change	(8.4)%	(11.9)%	(9.8)%	(22.4)%	(1.0)%	(11.2)%
Pre-tax income year-to-year change	(11.8)%	(22.3)%	(20.0)%	24.4%	8.0%	(11.8)%
Pre-tax income margin	36.1%	14.7%	15.8%	16.7%	52.8%	22.2%

Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2017	2016	2015
Revenue
Total reportable segments	$84,857	$85,936	$88,361
Other revenue	171	289	206
Elimination of internal transactions	(5,889)	(6,307)	(6,826)

Total IBM consolidated revenue	$79,139	$79,919	$81,741

($ in millions)

For the year ended December 31:	2017	2016	2015
Pre-tax income from continuing operations
Total reportable segments	$14,977	$15,380	$19,602
Amortization of acquired intangible assets	(945)	(998)	(677)
Acquisition-related charges	(52)	(5)	(26)
Non-operating retirement- related (costs)/income	(1,468)	(598)	(1,050)
Elimination of internal transactions	(726)	(1,160)	(1,675)
Unallocated corporate amounts	(385)	(290)	(230)

Total pre-tax income from continuing operations	$11,400	$12,330	$15,945

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Cognitive Solutions assets are mainly goodwill, acquired intangible assets and accounts receivable. Global Business Services assets are primarily goodwill and accounts receivable. Technology Services & Cloud Platforms assets are primarily goodwill, plant, property and equipment including the assets associated with the outsourcing business, deferred services arrangement transition costs and accounts receivable. Systems assets are primarily goodwill, manufacturing inventory, and plant, property and equipment. Global Financing assets are primarily financing receivables, cash and marketable securities, and fixed assets under operating leases.

To ensure the efficient use of the company’s space and equipment, several segments may share plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table on page 145. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Similarly, the depreciation amounts reported by each segment are based on the assigned landlord ownership and may not be consistent with the amounts that are included in the segments’ pre-tax income. The amounts that are included in pre-tax income reflect occupancy charges from the landlord segment and are not specifically identified by the management reporting system. Capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on pages 33 and 34, as well as the income from investment in cash and marketable securities. The explanation of the difference between cost of financing and interest expense for segment presentation versus presentation in the Consolidated Statement of Earnings is included on page 48 of the Management Discussion.

Management System Segment View

($ in millions)

			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2017
Assets	$24,829	$8,713	$24,619	$3,898	$41,096	$103,155
Depreciation/amortization of intangibles*	1,121	101	2,359	341	267	4,190
Capital expenditures/investments in intangibles	373	50	2,290	189	364	3,265
Interest income	—	—	—	—	1,527	1,527
Interest expense	—	—	—	—	381	381

2016
Assets	$25,517	$8,628	$24,085	$3,812	$36,492	$98,534
Depreciation/amortization of intangibles*	1,228	104	2,224	375	317	4,248
Capital expenditures/investments in intangibles	495	55	2,382	453	380	3,764
Interest income	—	—	—	—	1,547	1,547
Interest expense	—	—	—	—	371	371

2015
Assets	$20,017	$8,327	$23,530	$3,967	$36,157	$91,999
Depreciation/amortization of intangibles*	921	81	1,944	321	343	3,610
Capital expenditures/investments in intangibles	448	86	2,619	321	356	3,830
Interest income	—	—	—	—	1,720	1,720
Interest expense	—	—	—	—	469	469

*Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

Reconciliations of IBM as Reported

($ in millions)

At December 31:	2017	2016	2015
Assets
Total reportable segments	$103,155	$98,534	$91,999
Elimination of internal transactions	(6,272)	(5,670)	(4,709)
Unallocated amounts
Cash and marketable securities	9,900	6,752	6,634
Notes and accounts receivable	2,554	2,660	2,333
Deferred tax assets	4,746	5,078	4,693
Plant, other property and equipment	2,659	2,656	2,650
Pension assets	4,643	3,034	1,734
Other	3,972	4,425	5,161

Total IBM consolidated assets	$125,356	$117,470	$110,495

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2017, 2016 or 2015.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)

For the year ended December 31:	2017	2016	2015
United States	$29,759	$30,194	$30,514
Japan	8,239	8,339	7,544
Other countries	41,141	41,386	43,683

Total IBM consolidated revenue	$79,139	$79,919	$81,741

*Revenues are attributed to countries based on the location of the client.

Plant and Other Property—Net

($ in millions)

At December 31:	2017	2016	2015
United States	$4,670	$4,701	$4,644
Other countries	5,985	5,607	5,532

Total	$10,655	$10,308	$10,176

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services; Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)

For the year ended December 31:	2017	2016	2015
Cognitive Solutions
Software	$13,598	$13,969	$14,557
Services	4,752	4,111	3,175
Systems	103	107	108
Global Business Services
Services	$16,004	$16,399	$16,851
Software	179	179	164
Systems	165	121	151
Technology Services &
Cloud Platforms
Services	$23,629	$24,311	$23,947
Maintenance	5,783	5,862	6,085
Software	3,610	3,818	3,907
Systems	1,254	1,346	1,203
Systems
Servers	$3,993	$3,567	$5,032
Storage	2,243	2,083	2,325
Software	1,520	1,586	1,749
Services	439	478	442
Global Financing
Financing	$1,167	$1,231	$1,386
Used equipment sales	530	461	454